LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Jun. 30, 2026
Equity Method Investments and Joint Ventures [Abstract]
SCHEDULE OF EQUITY INVESTMENTS

Equity investments consisted of the following:

	As of June 30,
	2026	2025
Investment in Ningbo Meishan Bonded Logistics Park Sharing Huixin Venture Capital Partnership (Limited Partnership) (“Ningbo Huixin LP”)	$113,864	$139,921
Investment in Chongqing Xiangyou Xingjie Private Equity Investment Fund Partnership (Limited Partnership) (“Chongqing Xiangyou LP”)	1,104,817	1,400,543
Investment in Wuhan Huiyu Technology Co., Ltd. (“Wuhan Huiyu”)	312,541	287,036
Investment in Beijing Jiaqiwan Technology Co., Ltd. (“Beijing Jiaqiwan”)	176,880	167,521
Investment in Juxi Technology (Shenzhen) Co., Ltd.(“Juxi Shenzhen”)	294,800	-
Investment in a private equity fund	263,518	-
Total equity investment	$2,266,420	$1,995,021